GENERAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure o fGENERAL INFORMATION [Abstract]
Disclosure of subsidiaries [text block]
China Ceramics and its subsidiaries’ (the “Company”) corporate structure as of December 31, 2018 is as follows:

Name	Place and date of incorporation or establishment/ operations	Nominal value of issued ordinary share /registered capital		Percentage of equity attributable to the Company		Principal activities
				Direct	Indirect
Success Winner Limited	British Virgin Islands, May 29, 2009	US$	1	100	-	Investment holding

Stand Best Creation Limited	Hong Kong, January 17, 2008	HKD	10,000	-	100	Investment holding

Jinjiang Hengda Ceramics Co., Ltd. (note 1)	PRC, September 30, 1993	RMB	288,880,000	-	100	Manufacture and sale of ceramic tiles

Jiangxi Hengdali Ceramic Materials Co., Ltd. (note 1)	PRC, May 4, 2008	RMB	55,880,000	-	100	Manufacture and sale of ceramic tiles

Fujian Province Hengdali Building Materials Co., Ltd (note 2)	PRC, September 17,2013	RMB	1,000,000	-	100	Sale of building and decoration materials

Vast Elite Limited (note 1)	Hong Kong, September 22, 2017	HKD	1	-	100	Trading of building material